General information - Additional Information (Detail)				12 Months Ended
	Nov. 05, 2020	Sep. 30, 2020 Installments	Jul. 31, 2020 ARS ($)	Sep. 30, 2021	Dec. 31, 2020	Jul. 31, 2020 USD ($)	Mar. 12, 2020	Mar. 11, 2020
Disclosure of general information [line items]
Name of Reporting Entity or Other Means of Identification					Banco BBVA Argentina S.A
Legal Form of Entity					sociedad anónima
Country of Incorporation					Argentina
Nature of Entitys Operations and Principal Activities					universal bank
Name of Ultimate Parent of Group					Banco Bilbao Vizcaya Argentaria, S.A
Number of National Branches					247 national branches
Percentage of Share Capital of Controlling Entity					66.55
Number of days prior to date scheduled to inform the user	30 days
Financing Line For Productive Investments of MSMEs [Member]
Disclosure of general information [line items]
Required Percentage Of Amount To Be Maintained For Financing Of Investment Projects				7.50%
Top of range [member]
Disclosure of general information [line items]
Number of days allowed on hikes in fees and commissions	60 days
Employment and Production Emergency Assistance Program [member]
Disclosure of general information [line items]
Borrowings, interest rate								15.00%
Fondo Nacional de Desarrollo Productivo [Member]
Disclosure of general information [line items]
Borrowings, interest rate								15.00%
Argentine-sourced capital goods [member]
Disclosure of general information [line items]
Borrowings, interest rate							24.00%
Micro, small and medium enterprises [member]
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Borrowings, interest rate							24.00%
Credit Card [Member]
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Borrowings, interest rate		40.00%
Number Of Instalments Amount Payable For Credit Outstanding Balances | Installments		9
Grace Period		3-Month Grace Period
Peos Currency [member] | Employment and Production Emergency Assistance Program [member]
Disclosure of general information [line items]
Borrowings, interest rate								0.00%
Lelinks [member] | US Denominated [member]
Disclosure of general information [line items]
Notional amount						$ 224,675,000
Argentine treasury bonds [member] | Peos Currency [member] | CER plus one point four percentage due 25 March 2023 [member]
Disclosure of general information [line items]
Notional amount			$ 2,675,346,340
Borrowings, interest rate			1.40%			1.40%
Borrowings, maturity			March 25, 2023
Argentine treasury bonds [member] | Peos Currency [member] | CER plus one point four percentage due 25 March 2024 [member]
Disclosure of general information [line items]
Notional amount			$ 6,240,472,351
Borrowings, interest rate			1.50%			1.50%
Borrowings, maturity			March 25, 2024